Potentially Dilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Potentially Dilutive Securities Included in Computation of Earnings Per Share [Line Items]
Purchase common stock	4,455,231	39,775,317
Warrants to purchase common stock
Potentially Dilutive Securities Included in Computation of Earnings Per Share [Line Items]
Purchase common stock	4,455,231	34,181,166
Options to purchase common stock
Potentially Dilutive Securities Included in Computation of Earnings Per Share [Line Items]
Purchase common stock	0	5,594,151